Rights of Use - Expenses Related to Leases Included in Operating Results and Income from Subleasing Right-of-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rights of Use [Abstract]
Short-term leases included in operating results as supplies	€ 22	€ 23
Variable lease payments not included in the measurement of lease liabilities	17	18
Total expenses as supplies	39	41
Short-term leases included in external services	52	39
Leases of low-value assets included in external services	8	9
Variable lease payments not included in the measurement of lease liabilities	26	32
Total expenses as external services (Note 26)	86	80
Total lease expenses	€ 125	€ 121